Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2010-B

Class A-1 0.37690% Asset Backed Notes

Class A-2 1.18% Asset Backed Notes

Class A-3 2.49% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2010-B, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of August 2, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	01/01/2013
Monthly Period Ending:	01/31/2013
Prev. Distribution/Close Date:	01/07/2013
Distribution Date:	02/06/2013
Days of Interest for Period:	30
Days in Collection Period:	31
Seasoning/Months Since Closing:	30 / 30

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	13,374	08/03/2010	08/19/2010	$235,298,992
Total	13,374			$235,298,992

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$89,758,043

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly Principal Amounts

	{3}	Collections on Receivables outstanding at end of period	{3}	3,151,821

	{4}	Collections on Receivables paid off during period	{4}	1,605,107

	{5}	Receivables becoming Liquidated Receivables during period	{5}	688,289

	{6}	Receivables becoming Purchased Receivables during period	{6}	0

	{7}	Other Receivables adjustments	{7}	(1)

	{8}	Less amounts allocable to Interest	{8}	(1,155,221)

	{9}	Total Monthly Principal Amounts		{9}	4,289,995

{10}	End of period Aggregate Principal Balance			{10}	$85,468,048

{11}	Pool Factor ( {10} / Original Pool Balance)			{11}	36.3231679%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3	TOTAL
	{12}	Original Note Balance	{12}	$36,800,000	$69,000,000	$94,200,000	$200,000,000

	{13}	Beginning of period Note Balance	{13}	$0	$0	$71,357,644	$71,357,644

	{14}	Noteholders’ Principal Distributable Amount	{14}	0	0	3,410,546	3,410,546
	{15}	Noteholders’ Accelerated Principal Amount	{15}	0	0	0	0
	{16}	Accelerated Payment Amount Shortfall	{16}	0	0	0	0
	{17}	Deficiency Claim Amount	{17}	0	0	0	0

	{18}	End of period Note Balance	{18}	$0	$0	$67,947,098	$67,947,098

	{19}	Note Pool Factors ( {18} / {12} )	{19}	0.0000000%	0.0000000%	72.1306773%	33.9735490%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:
{20}	Beginning of period Pre-Funding Account balance								{20}		$0

{21}	Purchase of Subsequent Receivables								{21}	0

{22}	Investment Earnings								{22}	0

{23}	Investment Earnings Transfer to Collections Account								{23}	0

{24}	Payment of Mandatory Prepayment Amount								{24}	0

{25}	Total Month Activity								{25}		0

{26}	End of period Pre-Funding Account balance								{26}		$0

IV.	OVERCOLLATERALIZATION AMOUNT CALCULATION
{27}	Current Distribution Date Before February 2012?									No

{28}	If {27} is Yes, then Overcollateralization Amount 22%										NA

{29}	If {27} is No, then refer to the following table				3mo Avg	Cumulative		3mo Avg
				OC Amount	Delinquency Ratio	Net Loss Ratio	Default Ratio	Extension Ratio
	Are the Step-Down Conditions in Compliance on the Testing Date?			20.5000%	Yes	Yes	Yes	*No*

{30}	Overcollateralization Amount per Table if applicable										20.50%

{31}	Overcollateralization Amount										20.50%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT
{32}	Total Monthly Principal Amounts								{32}		$4,289,995

{33}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {31} and the Aggregate Principal Balance {10})								{33}	67,947,098

{34}	Pro Forma Note Balance ({13}—{9})								{34}	67,067,649

{35}	Step-down Amount ( {33}—{34} )								{35}		879,449

{36}	Principal Distributable Amount ( {32}—{35} )								{36}		$3,410,546

VI.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:
{37}	Beginning of period Capitalized Interest Account balance								{37}		$0

{38}	Monthly Capitalized Interest Amount								{38}	0

{39}	Investment Earnings								{39}	0

{40}	Investment Earnings Transfer to Collections Account								{40}	0

{41}	Payment of Overfunded Capitalized Interest Amount								{41}	0

{42}	Payment of Remaining Capitalized Interest Account								{42}	0

{43}	Total Month Activity								{43}		0

{44}	End of period Capitalized Interest Account balance								{44}		$0

VII.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{45}	$4,726,649

	{46}	Liquidation Proceeds collected during period							{46}	297,619

	{47}	Purchase Amounts deposited in Collection Account							{47}	0

	{48}	Investment Earnings—Collection Account							{48}	273

	{49}	Investment Earnings—Transfer From Spread Account							{49}	485

	{50}	Investment Earnings—Transfer From Prefunding Account							{50}	0

	{51}	Investment Earnings—Transfer From Capitalized Interest Account							{51}	0

	{52}	Collection of Supplemental Servicing—Extension Fees							{52}	30,279

	{53}	Collection of Supplemental Servicing—Repo and Recovery Fees Advanced							{53}	19,381

	{54}	Late Fees & Prepayment Penalty Fees—to Servicer							{54}	30,289

	{55}	Monthly Capitalized Interest Amount							{55}	0

	{56}	Mandatory Note Prepayment Amount							{56}	0

	{57}	Deficency Claim							{57}	0

	{58}	Total Available Funds							{58}		5,104,975

	Distributions:
	{59}	Base Servicing Fee—to Servicer							{59}	168,296

	{60}	Repo and Recovery Fees—reimbursed to Servicer							{60}	19,381

	{61}	Bank Service Charges—reimbursed to Servicer							{61}	725

	{62}	Late Fees & Prepayment Penalty Fees—to Servicer							{62}	30,289

	{63}	Trustee Administrative Fees and Backup Servicing Fees							{63}	3,833

	{64}	Owner Trustee Fee							{64}	333

		Noteholders’ Interest Distributable Amount
		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{65}	Class A—1	$0	0	0.37690%	30	Actual days/360	$0	{65}	0

	{66}	Class A—2	0	0	1.18000%	30	30/360	$0	{66}	0

	{67}	Class A—3	71,357,644	0	2.49000%	30	30/360	$148,067	{67}	148,067

		Noteholders’ Principal Distributable Amount
		Class	Principal Distributable	Principal Carryover	Excess Principal Due		Mandatory Note Prepayment	Total Principal
	{68}	Class A—1	0	0	0		0	$0	{68}	0

	{69}	Class A—2	0	0	0		0	0	{69}	0

	{70}	Class A—3	3,410,546	0	0		0	3,410,546	{70}	3,410,546

	{71}	Security Insurer Premiums—to AGM							{71}	28,311

{72}	Total distributions								{72}		3,809,781

{73}	Excess Available Funds								{73}		1,295,194

{74}	Any Remaining Amounts owed to AGM under the Insurance Agreement								{74}		0

{75}	Deposit to Spread Account to Increase to Required Level								{75}		0

{76}	Noteholders’ Accelerated Principal Amount								{76}		0

{77}	Deposit to Spread Account								{77}		$1,295,194

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT
{78}	Excess Available Funds After Amount to Increase Spread to Required Level ({73}—{74}—{75})						{78}	n/a

{79}	Pro-forma Note Balance ({13}—{9})						{79}	n/a

{80}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})						{80}	n/a

{81}	Excess of Pro Forma Balance over Required Balance ({79}—{80})						{81}	n/a

{82}	Accelerated Principal Amount (lesser of {78} or {81})						{82}		$0

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL
{83}	Pro-forma Note Balance ({13}—{9})						{83}	n/a

{84}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})						{84}	n/a

{85}	Excess of Pro Forma Balance over Required Balance ({83}—{84})						{85}	n/a

{86}	Excess Available Funds After Amount to Increase Spread to Required Level ({73}—{74})						{86}	n/a

{87}	Accelerated Payment Amount Shortfall ({85}—{86})						{87}		$0

X.	RECONCILIATION OF SPREAD ACCOUNT:
				Initial					Total
{88}	Initial or Subsequent Spread Account Deposits			$4,705,980					$4,705,980

{89}	Beginning of period Spread Account balance						{89}		$4,705,980

	Additions to Spread Account
	{90}	Deposits from Collections Account ({75} + {77})					{90}	1,295,194

	{91}	Investment Earnings			{91}	485

	{92}	Investment Earnings—transferred to Collection Account Available Funds			{92}	(485)

	{93}	Investment Earnings remaining					{93}	0

	{94}	Deposits Related to Subsequent Receivables Purchases or Amendment					{94}	0

	{95}	Deposit From Other AGM Series Spread Accounts					{95}	0

	{96}	Total Additions					{96}		1,295,194

{97}	Spread Account balance available for withdrawals						{97}		6,001,174

	Requisite Amount of Spread Account
		Floor Amount (Calculation Below) =	4,705,980
	{98}	(Max of (1.) $100,000 or (2.) Lesser of Note Balance and 2.00% Original Pool Balance)					{98}	4,705,980

	{99}	If Trigger Event exists then 2% of Original Pool Balance + 6% of the Aggregate Principal Balance		0			{99}	0

	{100}	If an Insurance Agreement Event of Default exists then the Pool Balance					{100}	0

	{101}	Requisite Amount of Spread Account					{101}		4,705,980

	Withdrawals from Spread Account
	{102}	Priority First—Deficiency Claim Amount					{102}	0

	{103}	Priority Second—Accelerated Payment Amount Shortfall		0			{103}	0

	{104}	- Indemnity payments pro-rata owed by the Servicer to the Trustee, Lockbox Bank, Owner Trustee, Custodian, Backup Servicer, Collateral Agent, Trust Collateral Agent or other service provider.					{104}	0

	{105}	- Expenses associated with maintaining Security Interest in vehicles					{105}	0

	{106}	- Pro rata Total Enhancement Shortfall					{106}	0

	{107}	- to Certificateholder					{107}	1,295,194

	{108}	Total withdrawals					{108}		1,295,194

{109}	End of period Spread Account balance						{109}		$4,705,980

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE
	{110}	Aggregate Principal Balance					{110}	85,468,048

	{111}	End of period Note Balance					{111}	67,947,098

	{112}	Line {110} less line {111} (During Funding Period amount equal to zero)					{112}	17,520,950

	{113}	OC level {112} / {110}					{113}	20.50%

	{114}	Ending Spread Balance as a percentage of Aggregate Principal Balance ({109}/{110})					{114}	5.51%

	{115}	OC Percentage ({113} + {114})					{115}		26.01%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Accounting and Reporting
Date:	February 4, 2013

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